April 6, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson Document Control — EDGAR

RE:	Columbia Funds Series Trust II Columbia Absolute Return Enhanced Multi-Strategy Fund Columbia Absolute Return Multi-Strategy Fund Post-Effective Amendment No. 22 File No. 333-131683/811-21852
Dear Ms. O’Neal-Johnson:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 22 (Amendment). This Amendment was filed electronically on March 30, 2011.
If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.
Sincerely,

/s/ Christopher O. Petersen Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.